Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	[1]	£ 1,468.8	£ 1,842.0		£ 2,018.4
Amortisation and impairment of acquired intangible assets		121.5	201.8
Impairment charge on intangible assets		26.5	89.1		6.0
Goodwill impairment charge	[2]	£ 47.7	£ 176.5	[3]	£ 27.1	[3]
Pre-tax discount rate		8.50%
Percentage of recoverable amount on long term growth of asset		25.00%
First Step [Member]
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate		3.00%	3.00%
Pre-tax discount rate		8.50%	9.00%
Second Step [Member]
Disclosure of detailed information about intangible assets [line items]
Management forecasts for a projection period		five years
Assumed annual long-term growth rate		3.00%	3.00%
Weighting Of The Regional Rates By Its Geographic Distribution Of Cash Flows [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate		8.50%	9.00%
VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge			£ 142.8
Other business [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge			£ 33.7
Top of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate		13.60%	16.30%
Top of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate		7.40%	8.70%
Bottom of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate		4.10%	6.20%
Bottom of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate		6.30%	8.00%
Associates [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets		£ 5.6	£ 3.7
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		218.6	361.2
Impairment charge on intangible assets		21.4
Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		100.6	220.6
Other acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		4.4	£ 13.0
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		5.1
Brands With An Indefinite Life [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		13.2
Public relations [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		13.2
Global Integrated Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		13.0
Specialist Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		£ 0.3

[1]	Figures have been restated, as described in the accounting policies.
[2]	Figures in 2018 have been restated, as described in the accounting policies.
[3]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.